Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	$ 1,825
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings	(1)
Change in fair value included in other comprehensive income	4
Purchases	313
Sales	(54)
Assets at end of period	262
Change in unrealized gains (losses) recorded in income for instruments still held	(5)
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings	(1)
Change in fair value included in other comprehensive income	4
Purchases	306
Sales	(54)
Assets at end of period	255
Change in unrealized gains (losses) recorded in income for instruments still held	(5)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases	7
Assets at end of period	7
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,774
Change in fair value included in earnings	12
Change in fair value included in other comprehensive income	27
Purchases	312
Sales	(161)
Maturities/Settlement	(2)
Transfers out of Level 3	(137)
Assets at end of period	1,825	$ 1,774
Change in unrealized gains (losses) recorded in income for instruments still held	5
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	73
Change in fair value included in other comprehensive income	(4)
Purchases	5
Transfers out of Level 3	(74)
Assets at end of period		73
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,701
Change in fair value included in earnings	12
Change in fair value included in other comprehensive income	31
Purchases	307
Sales	(161)
Maturities/Settlement	(2)
Transfers out of Level 3	(63)
Assets at end of period	1,825	1,701
Change in unrealized gains (losses) recorded in income for instruments still held	5
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	3
Purchases	62
Maturities/Settlement	(2)
Assets at end of period	63	3
Financial assets at fair value through other comprehensive income, category [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2
Maturities/Settlement	(2)
Assets at end of period		2
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchases	62
Assets at end of period	62
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1
Assets at end of period	1	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2,372
Change in fair value included in earnings	(2)
Change in fair value included in other comprehensive income	(24)
Purchases	604
Maturities/Settlement	(1,548)
Assets at end of period	1,450	2,372
Financial assets available-for-sale, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,444	1,461
Change in fair value included in earnings		(40)
Change in fair value included in other comprehensive income		(15)
Purchases		190
Sales		(118)
Maturities/Settlement		(1)
Transfers out of Level 3		(33)
Assets at end of period		1,444
Financial assets available-for-sale, category [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2	4
Sales		(1)
Maturities/Settlement		(1)
Assets at end of period		2
Financial assets available-for-sale, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,441	1,456
Change in fair value included in earnings		(40)
Change in fair value included in other comprehensive income		(15)
Purchases		190
Sales		(117)
Transfers out of Level 3		(33)
Assets at end of period		1,441
Financial assets available-for-sale, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1	1
Assets at end of period		1
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		91
Change in fair value included in earnings		1
Change in fair value included in other comprehensive income		1
Maturities/Settlement		(93)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		91
Change in fair value included in earnings		1
Change in fair value included in other comprehensive income		1
Maturities/Settlement		(93)
Other securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	333	320
Change in fair value included in earnings		(9)
Change in fair value included in other comprehensive income		(7)
Purchases		134
Sales		(102)
Maturities/Settlement		(3)
Assets at end of period		333
Change in unrealized gains (losses) recorded in income for instruments still held		$ (8)
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings	0
Change in fair value included in other comprehensive income	0
Purchases	0
Sales	0
Maturities/Settlement	0
Transfers into Level 3	2
Transfers out of Level 3	0
Liabilities at end of period	2
Change in unrealized gains (losses) recorded in income for instruments still held	0
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings	0
Change in fair value included in other comprehensive income	0
Purchases	0
Sales	0
Maturities/Settlement	0
Transfers into Level 3	1
Transfers out of Level 3	0
Liabilities at end of period	1
Change in unrealized gains (losses) recorded in income for instruments still held	0
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings	0
Change in fair value included in other comprehensive income	0
Purchases	0
Sales	0
Maturities/Settlement	0
Transfers into Level 3	1
Transfers out of Level 3	0
Liabilities at end of period	1
Change in unrealized gains (losses) recorded in income for instruments still held	$ 0